Supplemental Equity and Comprehensive Income Information - Impact of NCI (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Equity and Comprehensive Income Information
Net income attributable to 3M	$ 1,038	$ 1,296	$ 1,300	$ 1,199	$ 1,179	$ 1,303	$ 1,267	$ 1,207	$ 4,833	$ 4,956	$ 4,659
Impact of purchase of subsidiary shares										(409)
Change in 3M Company shareholder's equity from net income attributable to 3M and impact of purchase of subsidiary shares										$ 4,547